Financial risk management - Impacts of reasonably possibly changes in significant level 3 assumptions (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Volume forecast
Disclosure of detailed information about financial instruments [line items]
Threshold percentage change for risk exposure with instruments sharing characteristic	10.00%
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% increase in commodity prices	£ (1)	£ 1
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	3	0
Commodity contract derivatives | Volume forecast uplift
Disclosure of detailed information about financial instruments [line items]
Volume forecast uplift	0	(1)
Commodity contract derivatives | Volume forecast reduction
Disclosure of detailed information about financial instruments [line items]
Volume forecast reduction	0	1
Commodity contract derivatives | Plus 10% market area price change
Disclosure of detailed information about financial instruments [line items]
10% market area price change	(6)	(13)
Commodity contract derivatives | Minus 10% market area price change
Disclosure of detailed information about financial instruments [line items]
–10% market area price change	5	9
Financing derivatives | Plus 20 basis points change in Limited Price Inflation (LPI) market curve
Disclosure of detailed information about financial instruments [line items]
20 basis points change in Limited Price Inflation (LPI) market curve	(84)	(93)
Financing derivatives | Minus 20 basis points change in LPI market curve
Disclosure of detailed information about financial instruments [line items]
–20 basis points change in LPI market curve	£ 82	£ 88